Bank Loans (Details) - Schedule of Future Long Term Loan Obligations	Jun. 30, 2024 USD ($)
Schedule of Future Long Term Loan Obligations [Abstract]
Within 1 year	$ 415,566
1-2 year	415,566
2-3 year	1,102,901
Total	$ 1,934,033